Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Cost and Fair Value of Investments

	December 31, 2017	December 31, 2016
	(in thousands)
At start of year	$68,046	$85,990
Purchases	41,701	22,030
Sales and maturities	(33,086)	(40,858)
Interest on short term investments	1,088	823
Realized gain on sale of short term investments	112	50
Unrealized capital (loss)/gain – investments	(272)	11
At end of year	$77,589	$68,046

Available For Sale Short Term Investments by Major Security Type
The following table represents our available for sale short term investments by major security type as of December 31, 2017:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	13.95	(0.11)	13.84	1.99	11.85
Corporate securities	62.61	(0.19)	62.42	23.06	39.36
Term deposits	1.33	—	1.33	1.33	—
Total (U.S.$ in millions)	$77.89	$(0.30)	$77.59	$26.38	$51.21